JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.5%
General Dynamics Corp.	10,226	2,709,788
Huntington Ingalls Industries, Inc.	6,920	1,791,726
L3Harris Technologies, Inc.	9,667	2,014,796
RTX Corp.	31,899	2,906,637
Textron, Inc.	17,069	1,445,915
		10,868,862
Automobiles & Parts — 2.0%
Aptiv plc *	15,471	1,258,256
BorgWarner, Inc.	33,799	1,145,786
Ford Motor Co.	247,226	2,897,489
General Motors Co.	70,217	2,724,420
Gentex Corp.	48,834	1,617,870
Genuine Parts Co.	11,924	1,672,103
Lear Corp.	10,216	1,357,706
LKQ Corp.	32,913	1,536,050
Phinia, Inc.	22,349	675,834
		14,885,514
Banks — 5.0%
Bank of America Corp.	44,900	1,527,049
Bank OZK	18,443	831,964
BOK Financial Corp.	6,447	540,517
Citigroup, Inc.	85,793	4,818,993
Citizens Financial Group, Inc.	61,232	2,002,287
Columbia Banking System, Inc.	29,670	598,147
Comerica, Inc.	18,210	957,482
Fifth Third Bancorp	52,405	1,794,347
First Hawaiian, Inc.	38,318	831,118
First Horizon Corp.	68,247	971,837
FNB Corp.	97,458	1,284,497
Huntington Bancshares, Inc.	126,218	1,606,755
KeyCorp	87,176	1,266,667
M&T Bank Corp.	9,826	1,356,971
New York Community Bancorp, Inc.	150,545	974,026
PNC Financial Services Group, Inc. (The)	4,929	745,314
Popular, Inc. (Puerto Rico)	19,407	1,658,328
Prosperity Bancshares, Inc.	13,813	882,789
Regions Financial Corp.	80,820	1,508,909
Synovus Financial Corp.	30,847	1,161,698
Truist Financial Corp.	80,922	2,998,969
US Bancorp	64,319	2,671,811
Webster Financial Corp.	20,059	992,519
Western Alliance Bancorp	18,492	1,182,748
Zions Bancorp NA	23,388	979,957
		36,145,699

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Beverages — 0.3%
Keurig Dr Pepper, Inc.	29,174	917,230
Molson Coors Beverage Co., Class B	25,611	1,582,504
		2,499,734
Chemicals — 0.8%
Dow, Inc.	39,545	2,119,612
Huntsman Corp.	10,965	269,081
LyondellBasell Industries NV, Class A	21,014	1,977,838
Mosaic Co. (The)	39,243	1,205,152
		5,571,683
Construction & Materials — 1.1%
Acuity Brands, Inc.	4,909	1,169,127
Builders FirstSource, Inc. *	12,794	2,222,702
Fortune Brands Innovations, Inc.	13,228	1,026,361
Louisiana-Pacific Corp.	9,837	654,652
MDU Resources Group, Inc.	39,869	777,844
Owens Corning	12,493	1,893,064
		7,743,750
Consumer Services — 0.7%
eBay, Inc.	44,304	1,819,565
Grand Canyon Education, Inc. *	157	20,503
H&R Block, Inc. (a)	33,997	1,592,420
Service Corp. International	24,667	1,655,649
U-Haul Holding Co. * (a)	4,921	326,065
		5,414,202
Electricity — 2.1%
Avangrid, Inc. (a)	17,849	542,253
Brookfield Renewable Corp.	15,173	423,630
Clearway Energy, Inc., Class C	27,101	656,928
Consolidated Edison, Inc.	25,445	2,312,951
Dominion Energy, Inc.	7,330	335,128
Entergy Corp.	19,858	1,981,034
Evergy, Inc.	33,456	1,698,561
Eversource Energy	19,113	1,036,307
Hawaiian Electric Industries, Inc.	109,685	1,422,614
OGE Energy Corp.	44,600	1,482,504
Pinnacle West Capital Corp.	21,642	1,491,134
PPL Corp.	68,847	1,803,791
		15,186,835
Electronic & Electrical Equipment — 1.3%
Crane Co.	3,066	380,521
Crane NXT Co.	15,805	921,116
Johnson Controls International plc	37,042	1,951,743
nVent Electric plc	28,935	1,737,258
Pentair plc	24,061	1,760,543

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Sensata Technologies Holding plc	45,867	1,659,009
WESCO International, Inc.	6,254	1,085,194
		9,495,384
Finance & Credit Services — 0.7%
Ally Financial, Inc.	48,592	1,782,355
MGIC Investment Corp.	85,628	1,698,859
OneMain Holdings, Inc.	30,623	1,457,655
		4,938,869
Food Producers — 2.3%
Archer-Daniels-Midland Co.	33,474	1,860,485
Bunge Global SA	4,732	416,842
Campbell Soup Co.	35,349	1,577,626
Conagra Brands, Inc.	62,092	1,809,982
General Mills, Inc.	35,095	2,278,016
Ingredion, Inc.	8,829	949,736
J M Smucker Co. (The)	11,928	1,569,128
Kellanova	18,202	996,742
Kraft Heinz Co. (The)	62,922	2,336,294
Post Holdings, Inc. *	9,368	870,006
Tyson Foods, Inc., Class A	25,733	1,409,139
US Foods Holding Corp. *	11,510	529,575
		16,603,571
Gas, Water & Multi-utilities — 0.3%
National Fuel Gas Co.	18,055	851,474
UGI Corp.	63,829	1,413,174
		2,264,648
General Industrials — 2.7%
3M Co.	21,960	2,071,926
Amcor plc	186,120	1,755,111
Berry Global Group, Inc.	24,032	1,573,135
Dover Corp.	11,642	1,743,739
DuPont de Nemours, Inc.	31,836	1,967,465
Graphic Packaging Holding Co.	68,475	1,746,797
Packaging Corp. of America	10,711	1,776,740
Parker-Hannifin Corp.	6,952	3,229,204
Silgan Holdings, Inc.	24,452	1,123,325
Sonoco Products Co.	12,213	694,920
WestRock Co.	40,395	1,626,303
		19,308,665
Health Care Providers — 4.1%
Centene Corp. *	26,347	1,984,192
Cigna Group (The)	13,585	4,088,406
Elevance Health, Inc.	9,871	4,870,746
Encompass Health Corp.	11,046	784,708
Humana, Inc.	6,066	2,293,312

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Premier, Inc., Class A	34,853	753,522
UnitedHealth Group, Inc.	25,193	12,892,266
Universal Health Services, Inc., Class B	11,152	1,771,049
		29,438,201
Household Goods & Home Construction — 1.8%
DR Horton, Inc.	19,827	2,833,477
Leggett & Platt, Inc.	61,416	1,425,465
Lennar Corp., Class A	17,816	2,669,728
Newell Brands, Inc.	100,042	832,349
NVR, Inc. *	210	1,485,811
PulteGroup, Inc.	21,397	2,237,270
Toll Brothers, Inc.	18,815	1,869,270
		13,353,370
Industrial Engineering — 2.1%
AGCO Corp.	13,542	1,656,593
Brunswick Corp.	18,582	1,499,196
Caterpillar, Inc.	17,583	5,280,351
CNH Industrial NV	151,531	1,818,372
Cummins, Inc.	10,350	2,476,755
Snap-on, Inc.	6,442	1,867,729
Stanley Black & Decker, Inc.	10,519	981,422
		15,580,418
Industrial Materials — 0.2%
International Paper Co.	38,705	1,386,800
Industrial Metals & Mining — 0.9%
Cleveland-Cliffs, Inc. *	9,952	199,538
Nucor Corp.	15,136	2,829,372
Reliance Steel & Aluminum Co.	6,614	1,887,768
United States Steel Corp.	36,280	1,705,886
		6,622,564
Industrial Support Services — 1.7%
ADT, Inc.	83,570	545,712
Capital One Financial Corp.	23,378	3,163,511
Fidelity National Information Services, Inc.	11,963	744,816
ManpowerGroup, Inc.	18,124	1,343,713
MSC Industrial Direct Co., Inc., Class A	15,414	1,521,054
NCR Atleos Corp. *	24,778	554,780
Robert Half, Inc.	11,942	949,867
Synchrony Financial	53,328	2,072,859
Western Union Co. (The)	128,576	1,616,200
		12,512,512
Industrial Transportation — 2.4%
Allison Transmission Holdings, Inc.	27,817	1,684,041
FedEx Corp.	12,025	2,901,512
Knight-Swift Transportation Holdings, Inc.	27,393	1,571,811

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Norfolk Southern Corp.	10,918	2,568,351
Oshkosh Corp.	6,633	730,293
PACCAR, Inc. *	30,075	3,019,229
Ryder System, Inc.	13,986	1,588,390
Schneider National, Inc., Class B	26,721	655,199
Union Pacific Corp.	10,372	2,530,042
		17,248,868
Investment Banking & Brokerage Services — 1.3%
Bank of New York Mellon Corp. (The) (a)	46,930	2,602,738
Franklin Resources, Inc.	50,276	1,338,850
Invesco Ltd.	77,699	1,229,975
Janus Henderson Group plc	36,650	1,054,054
Jefferies Financial Group, Inc.	40,317	1,643,321
State Street Corp.	24,481	1,808,411
		9,677,349
Leisure Goods — 1.0%
Garmin Ltd.	15,647	1,869,660
Harley-Davidson, Inc.	47,650	1,546,242
Polaris, Inc.	9,299	836,538
Pool Corp. (a)	3,008	1,116,720
Thor Industries, Inc. (a)	14,792	1,671,792
		7,040,952
Life Insurance — 1.0%
Corebridge Financial, Inc.	44,119	1,066,356
Principal Financial Group, Inc.	21,895	1,731,895
Prudential Financial, Inc.	24,196	2,538,886
Unum Group	34,234	1,654,872
		6,992,009
Media — 1.6%
Fox Corp., Class A	48,836	1,577,403
Interpublic Group of Cos., Inc. (The)	44,834	1,479,074
Liberty Media Corp-Liberty SiriusXM *	36,886	1,119,859
News Corp., Class A	73,226	1,804,289
Nexstar Media Group, Inc.	10,197	1,812,109
Omnicom Group, Inc.	20,161	1,822,151
Paramount Global, Class B	78,011	1,138,180
Sirius XM Holdings, Inc. (a)	182,268	927,744
		11,680,809
Medical Equipment & Services — 1.4%
Becton Dickinson & Co.	2,249	537,084
Laboratory Corp. of America Holdings	5,813	1,292,230
Medtronic plc	52,023	4,554,093
Quest Diagnostics, Inc.	13,283	1,705,936
QuidelOrtho Corp. *	303	20,758

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Revvity, Inc.	9,278	994,416
Zimmer Biomet Holdings, Inc.	10,922	1,371,803
		10,476,320
Mortgage Real Estate Investment Trusts — 0.8%
AGNC Investment Corp. (a)	102,784	974,392
Annaly Capital Management, Inc.	78,241	1,501,445
Rithm Capital Corp.	144,295	1,543,957
Starwood Property Trust, Inc. (a)	71,791	1,459,511
		5,479,305
Non-life Insurance — 1.6%
American International Group, Inc.	42,114	2,927,344
Assured Guaranty Ltd.	21,874	1,774,638
Axis Capital Holdings Ltd.	14,228	846,851
Fidelity National Financial, Inc.	38,194	1,910,846
First American Financial Corp.	24,849	1,499,637
Old Republic International Corp.	54,437	1,526,413
Reinsurance Group of America, Inc.	7,769	1,350,951
		11,836,680
Non-Renewable Energy — 4.0%
Chesapeake Energy Corp. (a)	20,726	1,598,182
Chevron Corp.	36,306	5,352,594
Coterra Energy, Inc.	72,827	1,811,936
Diamondback Energy, Inc.	11,372	1,748,331
HF Sinclair Corp.	29,552	1,669,392
Kinder Morgan, Inc.	129,253	2,186,961
Marathon Oil Corp.	68,248	1,559,467
Marathon Petroleum Corp.	20,380	3,374,928
Ovintiv, Inc.	33,746	1,431,505
Phillips 66	23,863	3,443,669
Pioneer Natural Resources Co.	12,868	2,957,452
Valero Energy Corp.	13,094	1,818,757
		28,953,174
Personal Care, Drug & Grocery Stores — 1.2%
Albertsons Cos., Inc., Class A	70,705	1,500,360
CVS Health Corp.	58,040	4,316,435
Kroger Co. (The)	44,594	2,057,567
Spectrum Brands Holdings, Inc. (a)	9,198	723,147
		8,597,509
Personal Goods — 1.3%
Carter's, Inc.	20,617	1,559,470
Columbia Sportswear Co. (a)	9,660	765,652
Crocs, Inc. *	8,625	875,265
PVH Corp.	15,594	1,875,334
Ralph Lauren Corp.	11,456	1,645,883

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — continued
Tapestry, Inc.	48,761	1,891,439
VF Corp.	29,780	490,179
		9,103,222
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.2%
Amgen, Inc.	18,136	5,699,419
Bristol-Myers Squibb Co.	75,050	3,667,694
Fortrea Holdings, Inc. *	23,428	725,331
Gilead Sciences, Inc.	49,519	3,875,357
Johnson & Johnson	67,389	10,708,112
Maravai LifeSciences Holdings, Inc., Class A *	47,658	276,416
Merck & Co., Inc.	86,954	10,502,304
Organon & Co.	27,889	464,352
Perrigo Co. plc	23,188	743,871
Pfizer, Inc.	206,676	5,596,786
United Therapeutics Corp. *	5,731	1,230,904
Viatris, Inc.	149,849	1,763,723
		45,254,269
Real Estate Investment & Services — 0.1%
Jones Lang LaSalle, Inc. *	2,363	418,393
Real Estate Investment Trusts — 2.6%
Brixmor Property Group, Inc.	2,158	48,426
Cousins Properties, Inc.	32,717	749,546
EPR Properties	32,832	1,453,473
Equity Residential	17,737	1,067,590
Gaming and Leisure Properties, Inc.	17,985	821,015
Highwoods Properties, Inc. (a)	58,816	1,351,004
Host Hotels & Resorts, Inc.	36,492	701,376
Kilroy Realty Corp.	28,114	1,005,357
Kimco Realty Corp.	76,991	1,555,218
Medical Properties Trust, Inc. (a)	127,532	395,349
NET Lease Office Properties (a)	5,329	132,053
NNN REIT, Inc.	21,375	862,267
Omega Healthcare Investors, Inc. (a)	48,405	1,403,745
Park Hotels & Resorts, Inc.	54,637	823,926
Regency Centers Corp.	14,676	919,745
Simon Property Group, Inc.	15,558	2,156,494
VICI Properties, Inc.	76,194	2,294,963
Vornado Realty Trust (a)	12,314	334,818
WP Carey, Inc.	12,701	786,954
		18,863,319
Retailers — 3.9%
Advance Auto Parts, Inc.	14,263	953,482
AutoNation, Inc. *	9,274	1,295,207
Bath & Body Works, Inc. (a)	26,447	1,128,229
Best Buy Co., Inc.	22,432	1,626,096
Capri Holdings Ltd. *	21,618	1,053,661

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Dick's Sporting Goods, Inc. (a)	11,005	1,640,515
Gap, Inc. (The)	71,139	1,329,588
Home Depot, Inc. (The)	18,018	6,359,633
Kohl's Corp. (a)	43,891	1,130,632
Lithia Motors, Inc., Class A	5,069	1,494,595
Macy's, Inc.	88,194	1,613,068
Murphy USA, Inc.	2,883	1,016,315
Nordstrom, Inc. (a)	56,602	1,027,326
Penske Automotive Group, Inc. (a)	8,758	1,299,425
Target Corp.	17,646	2,454,206
Victoria's Secret & Co. *	35,975	937,149
Williams-Sonoma, Inc. (a)	8,911	1,723,298
		28,082,425
Software & Computer Services — 17.1%
Akamai Technologies, Inc. *	16,233	2,000,393
Alphabet, Inc., Class A *	104,581	14,651,798
Amdocs Ltd.	19,503	1,788,035
ANSYS, Inc. *	4,714	1,545,391
AppLovin Corp., Class A *	35,659	1,466,655
CACI International, Inc., Class A *	4,880	1,677,402
Clarivate plc * (a)	185,000	1,653,900
Cognizant Technology Solutions Corp., Class A	34,639	2,671,360
Concentrix Corp. (a)	15,824	1,406,279
Dolby Laboratories, Inc., Class A	17,552	1,459,975
Dropbox, Inc., Class A *	55,358	1,753,741
Dun & Bradstreet Holdings, Inc.	134,341	1,557,012
DXC Technology Co. *	64,141	1,398,274
EPAM Systems, Inc. *	7,012	1,950,107
F5, Inc. *	9,686	1,779,318
Gen Digital, Inc.	77,794	1,826,603
Hewlett Packard Enterprise Co.	120,148	1,837,063
International Business Machines Corp.	35,416	6,504,503
Intuit, Inc.	10,453	6,599,292
KBR, Inc.	30,079	1,567,417
Leidos Holdings, Inc.	16,627	1,836,785
Maplebear, Inc. * (a)	16,590	405,957
Match Group, Inc. *	49,353	1,894,168
Meta Platforms, Inc., Class A *	42,479	16,572,757
Microsoft Corp.	36,844	14,648,438
NCR Voyix Corp. *	73,440	1,079,568
Okta, Inc. *	13,435	1,110,403
Oracle Corp.	57,310	6,401,527
Paycom Software, Inc.	8,900	1,693,136
PTC, Inc. *	9,801	1,770,551
Roper Technologies, Inc.	5,697	3,059,289
Salesforce, Inc. *	31,870	8,958,338
Science Applications International Corp.	13,026	1,662,899

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
SS&C Technologies Holdings, Inc.	30,216	1,843,780
Teradata Corp. *	16,864	778,780
Zoom Video Communications, Inc., Class A *	27,049	1,747,636
ZoomInfo Technologies, Inc. *	100,162	1,606,598
		124,165,128
Technology Hardware & Equipment — 15.5%
Allegro MicroSystems, Inc. (Japan) *	19,078	494,883
Amphenol Corp., Class A	32,289	3,264,418
Analog Devices, Inc.	22,267	4,283,280
Apple, Inc.	72,108	13,296,715
Applied Materials, Inc.	33,799	5,553,176
Arrow Electronics, Inc. *	13,103	1,456,399
Avnet, Inc.	31,635	1,433,066
Broadcom, Inc.	14,192	16,746,560
CDW Corp.	10,538	2,389,175
Cirrus Logic, Inc. *	19,664	1,518,061
Coherent Corp. *	39,785	1,891,379
Corning, Inc.	70,766	2,299,187
Entegris, Inc.	15,395	1,811,992
GLOBALFOUNDRIES, Inc. * (a)	15,212	836,356
HP, Inc.	72,754	2,088,767
Intel Corp.	156,004	6,720,652
IPG Photonics Corp. *	10,707	1,048,108
Jabil, Inc.	15,462	1,937,234
KLA Corp.	6,603	3,922,446
Lam Research Corp.	5,824	4,805,790
Marvell Technology, Inc.	51,528	3,488,446
Microchip Technology, Inc.	32,335	2,754,295
Monolithic Power Systems, Inc.	2,552	1,538,141
NetApp, Inc.	21,261	1,853,959
ON Semiconductor Corp. *	31,526	2,242,444
Qorvo, Inc. *	12,296	1,226,403
QUALCOMM, Inc.	43,584	6,472,660
Skyworks Solutions, Inc.	18,687	1,952,044
TD SYNNEX Corp.	15,469	1,546,591
Teradyne, Inc.	19,161	1,850,761
Texas Instruments, Inc.	35,708	5,717,565
Universal Display Corp.	9,176	1,557,810
Vertiv Holdings Co., Class A	40,928	2,305,474
		112,304,237
Telecommunications Equipment — 0.9%
Cisco Systems, Inc.	125,567	6,300,952
Telecommunications Service Providers — 1.3%
AT&T, Inc.	263,810	4,666,799

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Comcast Corp., Class A	90,976	4,234,023
Verizon Communications, Inc.	21,435	907,772
		9,808,594
Tobacco — 0.9%
Altria Group, Inc.	85,328	3,423,359
Philip Morris International, Inc.	37,547	3,411,145
		6,834,504
Travel & Leisure — 2.1%
Aramark	30,597	889,761
Boyd Gaming Corp.	20,942	1,329,608
Caesars Entertainment, Inc. *	20,252	888,455
Darden Restaurants, Inc.	11,722	1,905,763
Delta Air Lines, Inc.	35,364	1,384,147
Marriott Vacations Worldwide Corp.	18,770	1,574,615
MGM Resorts International *	37,749	1,637,174
Penn Entertainment, Inc. * (a)	35,016	789,611
Travel + Leisure Co.	29,241	1,181,921
United Airlines Holdings, Inc. *	25,897	1,071,618
Vail Resorts, Inc.	3,823	848,706
Wendy's Co. (The)	62,575	1,193,931
Wyndham Hotels & Resorts, Inc.	11,713	912,794
		15,608,104
Total Common Stocks (Cost $698,817,172)		724,547,403
Short-Term Investments — 3.3%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)(Cost $908,234)	908,234	908,234
Investment of Cash Collateral from Securities Loaned — 3.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.51% (b) (c)	18,289,275	18,296,591
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	5,135,079	5,135,079
Total Investment of Cash Collateral from Securities Loaned (Cost $23,430,740)		23,431,670
Total Short-Term Investments (Cost $24,338,974)		24,339,904
Total Investments — 103.1% (Cost $723,156,146)		748,887,307
Liabilities in Excess of Other Assets — (3.1)%		(22,831,888)
NET ASSETS — 100.0%		726,055,419

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $22,328,313.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	5	03/15/2024	USD	1,217,250	33,584

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$748,887,307	$—	$—	$748,887,307
Appreciation in Other Financial Instruments
Futures Contracts (a)	$33,584	$—	$—	$33,584

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$30,290,534	$26,000,000	$38,000,000	$4,928	$1,129	$18,296,591	18,289,275	$375,044	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	3,962,851	31,073,994	29,901,766	—	—	5,135,079	5,135,079	54,536	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	841,596	10,621,710	10,555,072	—	—	908,234	908,234	25,164	—
Total	$35,094,981	$67,695,704	$78,456,838	$4,928	$1,129	$24,339,904		$454,744	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.